Share Capital (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($) shares
Share Capital
Shares issued | shares	131,563,725
Total equity recognized	$ 1,157,761
Share issuance costs	2,758
Loan settlement principal	1,011,156
Interest on loan	$ 146,605